Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Derivative, net liability position, aggregate fair value	$ 1,100
Collateral already posted, aggregate fair value	1,100
Additional collateral, aggregate fair value	20
Line of Credit [Member]
Short-term Debt [Abstract]
Line of credit facility, current borrowing capacity	8,100
Line of credit facility, current borrowing capacity, expiring within one year	$ 687
Debt instrument, expiration period	1 year
Line of credit facility, remaining borrowing capacity	$ 7,900
Line of credit facility, committed amount	7,100
Cash and Cash Equivalents [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Securities received as collateral	1,000
Derivative [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Concentration risk, credit risk, financial instrument, maximum exposure	2,400
Commercial Paper [Member]
Short-term Debt [Abstract]
Commercial paper	$ 4,900	$ 570
Commercial paper, weighted average interest rate	1.90%	2.50%
Commercial Paper [Member] | Line of Credit [Member]
Short-term Debt [Abstract]
Line of credit facility, remaining borrowing capacity	$ 7,000